SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

	Share Amount	Value
Common Stock (97.7%) (a)
Communication Services (9.0%)
Alphabet, Inc., Class A (b)	31,040	$37,904,186
CBS Corp., Class B	1,161,950	46,907,921
Comcast Corp., Class A	1,315,500	59,302,740
		144,114,847
Consumer Discretionary (7.9%)
General Motors Co.	1,176,600	44,098,968
Lennar Corp., Class A	1,015,000	56,687,750
Mohawk Industries, Inc. (b)	213,350	26,470,335
		127,257,053
Consumer Staples (4.1%)
Mondelez International, Inc., Class A	593,650	32,840,718
Walmart, Inc.	281,100	33,360,948
		66,201,666
Energy (4.7%)
EQT Corp.	2,775,950	29,536,108
TOTAL SA, ADR	886,200	46,082,400
		75,618,508
Financials (29.4%)
American International Group, Inc.	1,018,200	56,713,740
Aon PLC	207,650	40,194,811
Bank of America Corp.	1,391,750	40,597,347
Berkshire Hathaway, Inc., Class B (b)	329,250	68,490,585
Capital One Financial Corp.	751,150	68,339,627
Chubb, Ltd.	198,400	32,029,696
Citigroup, Inc.	825,200	57,004,816
Marsh & McLennan Cos., Inc.	299,450	29,959,972
Morgan Stanley	1,335,150	56,970,851
SVB Financial Group (b)	101,000	21,103,950
		471,405,395
Health Care (15.9%)
Alexion Pharmaceuticals, Inc. (b)	444,850	43,568,609
Elanco Animal Health, Inc. (b)	1,131,450	30,085,255
Merck & Co., Inc.	560,100	47,149,218

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)

SEPTEMBER 30, 2019

	Share Amount	Value
Health Care (15.9%) (continued)
Perrigo Co. PLC	914,750	$51,125,378
Thermo Fisher Scientific, Inc.	143,200	41,709,864
UnitedHealth Group, Inc.	188,400	40,943,088
		254,581,412
Industrials (14.4%)
Delta Air Lines, Inc.	997,250	57,441,600
Eaton Corp. PLC	606,950	50,467,893
JetBlue Airways Corp. (b)	2,274,950	38,105,412
nVent Electric PLC	1,591,900	35,085,476
Sensata Technologies Holding PLC (b)	1,006,100	50,365,366
		231,465,747
Information Technology (12.3%)
Applied Materials, Inc.	1,133,050	56,539,195
Microsoft Corp.	231,300	32,157,639
NXP Semiconductors NV	530,950	57,937,264
Sabre Corp.	2,275,950	50,969,900
		197,603,998
Total Common Stock (97.7%) (cost $1,257,894,349)		1,568,248,626

Short-Term Investments (2.1%)
Money Market Fund (2.1%)
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 2.02% (c)	34,066,265	34,066,265
Total Short-Term Investments (2.1%) (cost $34,066,265)		34,066,265

Investments, at value (99.8%) (cost $1,291,960,614)		$1,602,314,891
Other Assets Less Liabilities (0.2%)		2,463,616
Net Assets (100.0%)		$1,604,778,507

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Percentage disclosed reflects the money market fund’s institutional class shares 30-day yield as of September 30, 2019.
ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

1. Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”). The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial Accounting Standards Codification 946 — Financial Services — Investment Companies.

The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.

Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.

2. Significant Accounting Policies

This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represents the significant accounting policies of the Fund:

a. Security Valuation

Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of Sound Shore Management, Inc. (the "Adviser"), the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

SEPTEMBER 30, 2019

value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of September 30, 2019:

Security Type	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stock	$1,568,248,626	$–	$–	$1,568,248,626
Short-Term Investments	34,066,265	–	–	34,066,265
Total Investments	$1,602,314,891	$–	$–	$1,602,314,891

At September 30, 2019, all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.

b. Security Transactions

Security transactions are recorded on a trade date basis.

3. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.